Current and Deferred Income Tax (Details 1)	12 Months Ended
Jun. 30, 2019
Argentina [Member]
Disclosure of financial assets [line items]
Income tax rate	30.00%
Uruguay [Member]
Disclosure of financial assets [line items]
Income tax rate	0.00%